UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Mar. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 113,876	716,724	611,387
Accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB11,850; December 31, 2011: RMB13,873)	12,695	79,898	77,402
Inventories	1,448	9,115	6,729
Prepaid expenses and other receivables	1,924	12,110	9,982
Trading securities	53	335
Deferred tax assets	783	4,927	5,373
Total current assets	130,779	823,109	710,873
Property, plant and equipment, net	38,928	245,011	250,348
Non-current prepayments	982	6,179	5,752
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB28,106; December 31, 2011: RMB36,154)	40,424	254,421	240,952
Inventories	5,266	33,142	31,600
Intangible assets, net	20,805	130,947	134,412
Available-for-sale equity securities	1,703	10,721	52,733
Other investments	26,052	163,971	134,363
Deferred tax assets	704	4,429	2,565
Total assets	265,643	1,671,930	1,563,598
Current liabilities
Bank loan	7,150	45,000	45,000
Accounts payable	1,572	9,893	5,046
Accrued expenses and other payables	4,348	27,365	106,731
Deferred revenue	14,510	91,325	82,319
Amounts due to related parties			360
Income tax payable	781	4,917	11,156
Total current liabilities	28,361	178,500	250,612
Deferred revenue	42,660	268,499	162,668
Other non-current liabilities	8,314	52,329	30,036
Deferred tax liabilities	3,990	25,115	26,890
Total liabilities	83,325	524,443	470,206
Shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 75,406,875 shares and 73,196,547 shares issued and outstanding as of March 31, 2011 and December 31, 2011, respectively	8	50	52
Additional paid-in capital	137,686	866,581	910,316
Accumulated other comprehensive loss	(4,980)	(31,344)	(18,580)
Retained earnings	44,763	281,734	178,993
Total shareholders' equity	177,477	1,117,021	1,070,781
Noncontrolling interests	4,841	30,466	22,611
Total equity	182,318	1,147,487	1,093,392
Total liabilities and equity	$ 265,643	1,671,930	1,563,598